Property, Plant and Equipment - Additional Information (Detail) - TWD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2017	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognized	$ 2,286.0		$ 2,545.6
Gain from lease agreement modification			430.0
Foundry [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognized			$ 259.6
Main plants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for property, plant and equipment		20 years
Mechanical and electrical power equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for property, plant and equipment		10 years
Clean rooms [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for property, plant and equipment		10 years